SCHEDULE OF FAIR VALUE MEASUREMENT OF GROUP ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments, Equity securities with readily determinable fair value	¥ 6,263	¥ 46,576
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	299,151
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	46,743
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	252,408
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets
Other Long-Term Investments [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments, Equity securities with readily determinable fair value		46,576
Long-term investments, Equity securities accounted for under alternative measurement	209,114	218,407
Long-term investments, Equity securities with readily determinable fair value	6,263
Other Long-Term Investments [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments, Equity securities with readily determinable fair value		46,576
Long-term investments, Equity securities accounted for under alternative measurement
Long-term investments, Equity securities with readily determinable fair value	6,263
Other Long-Term Investments [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments, Equity securities with readily determinable fair value
Long-term investments, Equity securities accounted for under alternative measurement	209,114	218,407
Long-term investments, Equity securities with readily determinable fair value
Other Long-Term Investments [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments, Equity securities with readily determinable fair value
Long-term investments, Equity securities accounted for under alternative measurement
Long-term investments, Equity securities with readily determinable fair value
Short-Term Investments [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments, Equity securities with readily determinable fair value	40,480
Total assets		264,983
Short-term investments, Time deposits	43,294
Short-Term Investments [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments, Equity securities with readily determinable fair value	40,480
Total assets		46,576
Short-term investments, Time deposits
Short-Term Investments [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments, Equity securities with readily determinable fair value
Total assets		218,407
Short-term investments, Time deposits	43,294
Short-Term Investments [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments, Equity securities with readily determinable fair value
Total assets
Short-term investments, Time deposits